Annual Total Returns[BarChart] - Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF - Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	2016	2017	2018	2019
Total	5.86%	4.27%	(2.71%)	10.35%